Equity reserves and long-term incentive plan awards - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares
Disclosure of reserves within equity [abstract]
Expected life of option (years) | yr	3.6	3.7
Forfeiture rate	17.60%	17.90%
Dividend yield	0.00%	0.00%
Risk-free rate	4.00%	4.30%
Volatility	56.00%	57.60%
Black Scholes fair value per option (in US dollars) | $ / shares	$ 0.55	$ 0.44